Lease Liabilities (Details) - Schedule of Lease Liabilities - ZAR (R) R in Thousands	Feb. 29, 2024	Feb. 28, 2023
Maturities analysis
Present value of lease payments	R 194,340	R 120,727
Non-current liabilities	131,285	67,882
Current liabilities	63,055	52,845
Total liabilities	194,340	120,727
Within one year [Member]
Maturities analysis
Present value of lease payments	63,055	52,843
Total liabilities	63,055	52,843
Within Two to Four Years [Member]
Maturities analysis
Present value of lease payments	123,387	57,930
Total liabilities	123,387	57,930
Over Four Years [Member]
Maturities analysis
Present value of lease payments	7,898	9,954
Total liabilities	R 7,898	R 9,954